ORGANIZATION AND NATURE OF OPERATIONS (Details)		6 Months Ended
	May 20, 2019 shareholder	Apr. 30, 2025 subsidiary
ORGANIZATION AND NATURE OF OPERATIONS
Number of majority shareholders | shareholder	2
Controlled entities incorporated (as a percent)	100.00%
Hengbang Insurance
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held		99.80%
TRX, ZJ
ORGANIZATION AND NATURE OF OPERATIONS
Number of subsidiaries formed | subsidiary		3